LEASE LIABILITIES - Disclosure of Detailed Information About Lease Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Expenses relating to variable lease payments not included in the measurement of lease liability	$ 113,486	$ 132,101
Expenses relating to short-term leases	29,996	35,913
Expenses relating to low value leases	661	760
Lease payments recognized in profit and loss	$ 144,143	$ 168,774